Guarantor Statements - Balance Sheet (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Non-current assets
Deferred tax assets	€ 1,000	€ 1,085	€ 1,255
Other non-current assets	619	557	615
Total non-current assets	43,349	43,302	41,407
Current assets
Trade and other current receivables	6,821	5,222	6,215
Current tax assets	505	488	328
Current assets	19,833	16,983	16,598
Total assets	63,182	60,285	58,005
Current liabilities
Financial liabilities	10,670	7,968	5,081
Trade payables and other current liabilities	13,779	13,426	13,322
Current tax liabilities	924	1,088	992
Total current liabilities	25,988	23,177	19,820
Non-current liabilities
Financial liabilities	18,951	16,462	14,552
Pension and post-retirement healthcare liabilities:
Other non-current liabilities	316	700	749
Total non-current liabilities	24,893	22,721	21,367
Total liabilities	50,881	45,898	41,187
Shareholders' equity	11,583	13,629	16,203
Non-controlling interests	718	758	615
Total equity	12,301	14,387	16,818	€ 16,980
Total liabilities and equity	63,182	€ 60,285	58,005
Unilever Capital Corporation Subsidiary Issuer [member]
Non-current assets
Amounts due from group companies	19,110		17,132
Total non-current assets	19,110		17,132
Current assets
Other current assets	12
Current assets	12
Total assets	19,122		17,132
Current liabilities
Financial liabilities	3,080		2,420
Amounts due to group companies	7,569		6,964
Trade payables and other current liabilities	84		65
Other current liabilities	2
Total current liabilities	10,735		9,449
Non-current liabilities
Financial liabilities	8,070		7,377
Pension and post-retirement healthcare liabilities:
Total non-current liabilities	8,070		7,377
Total liabilities	18,805		16,826
Shareholders' equity	317		306
Total equity	317		306
Total liabilities and equity	19,122		17,132
Unilever Parent Entities [member]
Non-current assets
Goodwill and intangible assets	3,124		2,143
Deferred tax assets			90
Other non-current assets	6		6
Amounts due from group companies	9,083		7,099
Net assets of subsidiaries (equity accounted)	36,576		35,933
Total non-current assets	48,789		45,271
Current assets
Amounts due from group companies	6,814		6,119
Trade and other current receivables	84		51
Current tax assets	117		57
Other current assets	2		39
Current assets	7,017		6,266
Total assets	55,806		51,537
Current liabilities
Financial liabilities	6,335		4,685
Amounts due to group companies	28,078		25,457
Trade payables and other current liabilities	208		215
Other current liabilities	13		5
Total current liabilities	34,634		30,362
Non-current liabilities
Financial liabilities	9,560		7,571
Pension and post-retirement healthcare liabilities:
Funded schemes in deficit	8		8
Unfunded schemes	90		93
Other non-current liabilities	25		5
Total non-current liabilities	9,683		7,677
Total liabilities	44,317		38,039
Shareholders' equity	11,489		13,498
Total equity	11,489		13,498
Total liabilities and equity	55,806		51,537
Unilever United States Inc Subsidiary Guarantor [member]
Non-current assets
Deferred tax assets	47		48
Other non-current assets	2		2
Net assets of subsidiaries (equity accounted)	22,215		21,568
Total non-current assets	22,264		21,618
Current assets
Amounts due from group companies	5,890		5,318
Trade and other current receivables	5		3
Current tax assets			9
Current assets	5,895		5,330
Total assets	28,159		26,948
Current liabilities
Financial liabilities	2		1
Amounts due to group companies	61		24
Trade payables and other current liabilities	11		11
Current tax liabilities	30
Other current liabilities	1
Total current liabilities	105		36
Non-current liabilities
Amounts due to group companies	15,608		14,517
Pension and post-retirement healthcare liabilities:
Funded schemes in deficit	164		103
Unfunded schemes	442		439
Other non-current liabilities	19		1
Total non-current liabilities	16,233		15,060
Total liabilities	16,338		15,096
Shareholders' equity	11,821		11,852
Total equity	11,821		11,852
Total liabilities and equity	28,159		26,948
Non-guarantor Subsidiaries [member]
Non-current assets
Goodwill and intangible assets	25,574		26,258
Deferred tax assets	953		947
Other non-current assets	13,643		13,808
Total non-current assets	40,170		41,013
Current assets
Amounts due from group companies	35,708		32,445
Trade and other current receivables	6,732		5,168
Current tax assets	388		422
Other current assets	12,493		11,234
Current assets	55,321		49,269
Total assets	95,491		90,282
Current liabilities
Financial liabilities	1,253		862
Amounts due to group companies	12,704		11,437
Trade payables and other current liabilities	13,476		13,135
Current tax liabilities	894		1,088
Other current liabilities	599		690
Total current liabilities	28,926		27,212
Non-current liabilities
Financial liabilities	1,321		1,514
Amounts due to group companies	12,585		9,714
Pension and post-retirement healthcare liabilities:
Funded schemes in deficit	985		1,114
Unfunded schemes	928		977
Other non-current liabilities	3,281		3,519
Total non-current liabilities	19,100		16,838
Total liabilities	48,026		44,050
Shareholders' equity	46,747		45,474
Non-controlling interests	718		758
Total equity	47,465		46,232
Total liabilities and equity	95,491		90,282
Unilever Group [member]
Non-current assets
Goodwill and intangible assets	28,698		28,401
Deferred tax assets	1,000		1,085
Other non-current assets	13,651		13,816
Total non-current assets	43,349		43,302
Current assets
Trade and other current receivables	6,821		5,222
Current tax assets	505		488
Other current assets	12,507		11,273
Current assets	19,833		16,983
Total assets	63,182		60,285
Current liabilities
Financial liabilities	10,670		7,968
Trade payables and other current liabilities	13,779		13,426
Current tax liabilities	924		1,088
Other current liabilities	615		695
Total current liabilities	25,988		23,177
Non-current liabilities
Financial liabilities	18,951		16,462
Pension and post-retirement healthcare liabilities:
Funded schemes in deficit	1,157		1,225
Unfunded schemes	1,460		1,509
Other non-current liabilities	3,325		3,525
Total non-current liabilities	24,893		22,721
Total liabilities	50,881		45,898
Shareholders' equity	11,583		13,629
Non-controlling interests	718		758
Total equity	12,301		14,387
Total liabilities and equity	63,182		60,285
Eliminations [member]
Non-current assets
Amounts due from group companies	(28,193)		(24,231)
Net assets of subsidiaries (equity accounted)	(58,791)		(57,501)
Total non-current assets	(86,984)		(81,732)
Current assets
Amounts due from group companies	(48,412)		(43,882)
Current assets	(48,412)		(43,882)
Total assets	(135,396)		(125,614)
Current liabilities
Amounts due to group companies	(48,412)		(43,882)
Total current liabilities	(48,412)		(43,882)
Non-current liabilities
Amounts due to group companies	(28,193)		(24,231)
Pension and post-retirement healthcare liabilities:
Total non-current liabilities	(28,193)		(24,231)
Total liabilities	(76,605)		(68,113)
Shareholders' equity	(58,791)		(57,501)
Total equity	(58,791)		(57,501)
Total liabilities and equity	€ (135,396)		€ (125,614)